Right-of-Use Assets and Lease Liabilities - Schedule of Maturities of Lease (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Maturities of Lease
Maturities of Lease	RM 611,522	$ 145,169	RM 747,819	$ 167,092
Year ending December 31, 2025 [Member]
Maturities of Lease
Maturities of Lease			276,524	61,786
Year ending December 31, 2026 [Member]
Maturities of Lease
Maturities of Lease			292,705	65,402
Year ending December 31, 2027 [Member]
Maturities of Lease
Maturities of Lease			RM 178,590	$ 39,904